Loans and Obligations - Additional Information (Detail) R$ / shares in Units, $ in Millions							12 Months Ended
	Oct. 01, 2024 BRL (R$)	Aug. 16, 2024 BRL (R$)	Jul. 01, 2024 BRL (R$)	Apr. 01, 2024 BRL (R$)	Jan. 01, 2024 BRL (R$)	Aug. 15, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Oct. 10, 2023 BRL (R$) R$ / shares	Oct. 10, 2023 USD ($)
Disclosure In Entirety Of Loans And Obligations [Line Items]
Gain loss due to changes in fair value of contingent consideration							R$ 0	R$ 4,051,000	R$ 13,971,000
Dividends							203,236,000	190,138,000	R$ 211,320,000
Amount Paid On The liquidation Of The Obligation		R$ 51,336,000
Financial Obligation To Be Paid On Two Instalment							10,533,000
Class A Common Stock [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Conversion price of preferred shares | R$ / shares										R$ 13.6
Series A Convertible Preferred Shares [member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Debt instrument face value										R$ 500,550,000	$ 100
Dividend payable										8.00%	8.00%
Increase in dividend payable										10.00%	10.00%
Dividends	R$ 10,883,000		R$ 11,118,000	R$ 9,992,000	R$ 6,993,000
Series A Convertible Preferred Shares [member] | Class A Common Stock [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Conversion price of preferred shares | R$ / shares										R$ 73.5402
MAV Business Combination [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Fair Value Of Obligation On The Economic Condition							18,010,000
Lacan Ativos Reais [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Fair Value Of Obligation On The Economic Condition							33,467,000
Compass business combination [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Fair Value Of Obligation On The Economic Condition							79,515,000
Recognised As Expenses On Financial Result							4,612,000
Vinci Solues de Investimentos Ltda [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Number of commercial notes issued | shares						80,000
Debt instrument face value						R$ 80,000,000
Debt instrument issue price per note | R$ / shares						R$ 1,000
Number of days after which the commercial notes are eligible for public distribution						90 days
Debt instrument term						5 years
Borrowings maturity						August 15, 2027
Percentage of Daily rates on the basis of which interest is calculated						100.00%
Borrowings terms of interest payment at beginning period						February 15, 2023
Borrowings, adjustment to interest rate basis						2.15%
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Business combination consideration payable liabilities incurred							9,000	48,199,000
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member] | Two Thousand And Twenty Seven [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Business combination contingent consideration liabilities incurred							1,700,000
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member] | Contingent consideration [member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Gain loss due to changes in fair value of contingent consideration							R$ 15,303,000	R$ 15,872,000